EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,326.2	$ 1,095.9
Share-based payments expense, net of equity swap (Note 24)	39.7	53.0
Post-employment benefits – defined benefit plans (Note 20)	40.7	38.9
Post-employment benefits – defined contribution plans	17.9	17.9
Termination benefits	6.9	43.9
Total employee compensation expense	$ 1,431.4	$ 1,249.6